UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2025—July 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Real Estate II Index Fund Institutional Plus Shares - VRTPX

Vanguard GNMA Fund Investor Shares - VFIIX

Vanguard GNMA Fund Admiral™ Shares - VFIJX

Vanguard Real Estate II Index Fund
Institutional Plus Shares (VRTPX)
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Real Estate II Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$9,493
Number of Portfolio Holdings	159
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of July 31, 2025)
Data Center REITs	9.3%
Health Care REITs	13.8%
Industrial REITs	10.0%
Multi-Family Residential REITs	7.6%
Office REITs	3.1%
Other Specialized REITs	6.9%
Real Estate Services	8.8%
Retail REITs	13.1%
Self-Storage REITs	5.6%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	11.4%
Other Assets and Liabilities—Net	6.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2023

Vanguard GNMA Fund
Investor Shares (VFIIX)
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.21%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$11,106
Number of Portfolio Holdings	134
Portfolio Turnover Rate	184%
Distribution by Stated Maturity % of Net Asset (as of July 31, 2025)
0 - 5 Years	1.2%
5 - 10 Years	2.2%
10 - 15 Years	2.9%
15 - 20 Years	13.0%
20 - 25 Years	22.3%
Over 25 Years	54.6%
Other Assets and Liabilities—Net	3.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR36

Vanguard GNMA Fund
Admiral™ Shares (VFIJX)
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.11%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$11,106
Number of Portfolio Holdings	134
Portfolio Turnover Rate	184%
Distribution by Stated Maturity % of Net Asset (as of July 31, 2025)
0 - 5 Years	1.2%
5 - 10 Years	2.2%
10 - 15 Years	2.9%
15 - 20 Years	13.0%
20 - 25 Years	22.3%
Over 25 Years	54.6%
Other Assets and Liabilities—Net	3.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR536

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2025
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

Contents
Real Estate Index Fund	1
Real Estate II Index Fund	16

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (91.7%)
Data Center REITs (7.9%)
	Equinix Inc.	3,634,060	2,853,355
	Digital Realty Trust Inc.	12,510,559	2,207,363
			5,060,718
Diversified REITs (1.7%)
	WP Carey Inc.	8,135,066	521,946
	Essential Properties Realty Trust Inc.	7,281,706	222,019
	Broadstone Net Lease Inc.	7,022,302	114,042
	Global Net Lease Inc.	7,220,319	50,470
	Alexander & Baldwin Inc.	2,701,362	48,571
	American Assets Trust Inc.	1,818,859	34,613
	Gladstone Commercial Corp.	1,704,407	22,413
	Armada Hoffler Properties Inc.	2,970,708	20,290
	CTO Realty Growth Inc.	1,160,710	19,163
	One Liberty Properties Inc.	642,399	14,377
	NexPoint Diversified Real Estate Trust	1,301,241	5,712
			1,073,616
Health Care REITs (11.7%)
	Welltower Inc.	23,589,022	3,893,840
	Ventas Inc.	16,260,783	1,092,399
	Alexandria Real Estate Equities Inc.	5,787,046	442,304
	Healthpeak Properties Inc.	25,952,363	439,633
	Omega Healthcare Investors Inc.	10,469,971	407,282
	American Healthcare REIT Inc.	5,896,025	227,822
	CareTrust REIT Inc.	6,972,761	221,734
	Healthcare Realty Trust Inc. Class A	12,389,409	190,301
	Sabra Health Care REIT Inc.	8,839,545	159,377
	National Health Investors Inc.	1,734,318	121,160
[1]	Medical Properties Trust Inc.	15,147,455	62,408
	LTC Properties Inc.	1,704,538	58,023
[1]	Sila Realty Trust Inc.	2,060,943	50,369
	Diversified Healthcare Trust	6,287,209	20,559
	Universal Health Realty Income Trust	488,732	18,958
	Community Healthcare Trust Inc.	1,050,952	16,153
	Global Medical REIT Inc.	2,355,813	15,737
			7,438,059
Hotel & Resort REITs (1.7%)
	Host Hotels & Resorts Inc.	25,752,755	404,833
	Ryman Hospitality Properties Inc.	2,117,864	201,324
	Apple Hospitality REIT Inc.	8,428,809	99,038
	Park Hotels & Resorts Inc.	7,497,460	79,923
	Sunstone Hotel Investors Inc.	7,098,726	62,114
	DiamondRock Hospitality Co.	7,754,643	59,866
	Xenia Hotels & Resorts Inc.	3,768,653	47,900
	Pebblebrook Hotel Trust	4,409,451	44,227
	RLJ Lodging Trust	5,636,570	41,711
	Summit Hotel Properties Inc.	4,130,377	21,561
	Service Properties Trust	5,873,949	15,448
	Chatham Lodging Trust	1,726,264	11,773
			1,089,718
Industrial REITs (8.5%)
	Prologis Inc.	34,438,386	3,677,331
	Rexford Industrial Realty Inc.	8,775,286	320,561
	EastGroup Properties Inc.	1,941,832	316,985
	First Industrial Realty Trust Inc.	4,919,472	239,677
	STAG Industrial Inc.	6,934,292	238,054
	Terreno Realty Corp.	3,827,888	212,409
	Americold Realty Trust Inc.	10,049,645	161,598
[1]	Lineage Inc.	2,542,461	109,707

Real Estate Index Fund
		Shares	Market Value• ($000)
	LXP Industrial Trust	10,994,427	85,317
	Innovative Industrial Properties Inc.	1,052,263	54,402
	Plymouth Industrial REIT Inc.	1,520,424	22,077
			5,438,118
Multi-Family Residential REITs (6.7%)
	AvalonBay Communities Inc.	5,289,125	985,258
	Equity Residential	12,695,815	802,375
	Essex Property Trust Inc.	2,389,723	621,758
	Mid-America Apartment Communities Inc.	4,342,961	618,568
	UDR Inc.	11,688,391	459,237
	Camden Property Trust	3,966,042	433,092
	Independence Realty Trust Inc.	8,586,484	143,995
	Elme Communities	3,270,378	49,317
	Veris Residential Inc.	3,108,023	43,761
	Apartment Investment & Management Co. Class A	5,013,317	42,162
	Centerspace	622,064	33,859
	NexPoint Residential Trust Inc.	855,247	26,667
	BRT Apartments Corp.	422,945	6,154
			4,266,203
Office REITs (2.7%)
	BXP Inc.	5,512,330	360,672
	Vornado Realty Trust	6,062,448	232,919
	Cousins Properties Inc.	6,237,797	169,044
	Kilroy Realty Corp.	4,174,722	153,880
	SL Green Realty Corp.	2,637,955	151,023
	Highwoods Properties Inc.	4,004,524	116,171
	COPT Defense Properties	4,194,276	114,420
	Douglas Emmett Inc.	6,218,324	94,270
	JBG SMITH Properties	3,048,366	64,564
*	Paramount Group Inc.	6,926,154	42,388
	Empire State Realty Trust Inc. Class A	5,255,508	38,050
	Piedmont Realty Trust Inc.	4,627,111	34,981
	Easterly Government Properties Inc. Class A	1,525,819	33,568
*	Hudson Pacific Properties Inc.	12,589,188	30,844
	Brandywine Realty Trust	6,438,193	25,753
	Peakstone Realty Trust	1,363,393	18,542
*	NET Lease Office Properties	522,332	17,336
*,2	New York REIT Liquidating LLC	1,208	3
			1,698,428
Other (14.4%)[3]
[4,5]	Vanguard Real Estate II Index Fund	428,915,780	9,195,955
Other Specialized REITs (5.8%)
	VICI Properties Inc. Class A	35,772,341	1,166,178
	Iron Mountain Inc.	10,912,874	1,062,478
	Gaming & Leisure Properties Inc.	10,210,284	465,385
	Lamar Advertising Co. Class A	3,238,121	395,860
	EPR Properties	2,825,875	155,536
	Millrose Properties Inc.	4,583,728	137,466
	Four Corners Property Trust Inc.	3,712,454	93,702
	Outfront Media Inc.	5,271,943	92,417
*	Uniti Group Inc.	9,073,969	48,274
	Safehold Inc.	1,736,776	24,298
	Farmland Partners Inc.	1,622,941	16,992
	Gladstone Land Corp.	1,275,358	11,733
			3,670,319
Retail REITs (11.2%)
	Simon Property Group Inc.	12,120,335	1,985,190
	Realty Income Corp.	33,130,172	1,859,597
	Kimco Realty Corp.	25,244,089	535,932
	Regency Centers Corp.	6,406,397	457,417
	Brixmor Property Group Inc.	11,370,898	297,122
	NNN REIT Inc.	6,986,348	288,257
	Agree Realty Corp.	3,987,815	285,926
	Federal Realty Investment Trust	3,027,564	279,020
	Kite Realty Group Trust	8,167,948	179,531
	Phillips Edison & Co. Inc.	4,658,276	157,403
	Macerich Co.	9,381,572	156,766

Real Estate Index Fund
		Shares	Market Value• ($000)
	Tanger Inc.	4,206,302	126,273
	Urban Edge Properties	4,669,686	92,086
	Acadia Realty Trust	4,447,576	83,259
[1]	InvenTrust Properties Corp.	2,876,121	79,295
	Curbline Properties Corp.	3,516,056	77,705
[1]	NETSTREIT Corp.	3,035,549	55,338
	Getty Realty Corp.	1,942,034	53,969
	Alexander's Inc.	85,235	21,410
	Whitestone REIT	1,604,980	19,565
	SITE Centers Corp.	1,751,415	18,863
	Saul Centers Inc.	495,739	15,973
	CBL & Associates Properties Inc.	573,745	15,525
*,2	Spirit MTA REIT	2,071,263	186
			7,141,608
Self-Storage REITs (4.8%)
	Public Storage	5,865,271	1,595,002
	Extra Space Storage Inc.	7,884,532	1,059,366
	CubeSmart	8,365,974	325,520
	National Storage Affiliates Trust	2,696,814	79,448
			3,059,336
Single-Family Residential REITs (3.4%)
	Invitation Homes Inc.	21,630,677	662,980
	Sun Communities Inc.	4,740,079	587,912
	American Homes 4 Rent Class A	12,355,108	428,599
	Equity LifeStyle Properties Inc.	6,745,769	404,206
	UMH Properties Inc.	2,914,737	47,452
			2,131,149
Telecom Tower REITs (9.8%)
	American Tower Corp.	17,391,038	3,624,119
	Crown Castle Inc.	16,176,857	1,700,026
	SBA Communications Corp.	4,013,320	901,873
			6,226,018
Timber REITs (1.4%)
	Weyerhaeuser Co.	26,966,550	675,512
	Rayonier Inc.	5,508,441	128,402
	PotlatchDeltic Corp.	2,778,581	113,616
			917,530
Total Equity Real Estate Investment Trusts (REITs) (Cost $56,827,297)			58,406,775
Real Estate Management & Development (7.9%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,405,569	70,981
*	Tejon Ranch Co.	748,608	13,445
	RMR Group Inc. Class A	587,409	9,434
			93,860
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	1,214,424	83,467
*	Forestar Group Inc.	752,085	18,652
			102,119
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	648,133	36,736
	Kennedy-Wilson Holdings Inc.	4,107,355	30,066
*,1	Seritage Growth Properties Class A	1,248,897	3,984
			70,786
Real Estate Services (7.5%)
*	CBRE Group Inc. Class A	11,140,239	1,734,981
*	CoStar Group Inc.	15,594,163	1,484,408
*	Zillow Group Inc. Class C	6,049,843	481,265
*	Jones Lang LaSalle Inc.	1,765,057	477,201
*	Zillow Group Inc. Class A	2,056,063	157,803
*	Compass Inc. Class A	17,000,525	134,984
*	Cushman & Wakefield plc	8,588,944	104,699
	Newmark Group Inc. Class A	5,320,856	80,718
*,1	Opendoor Technologies Inc.	18,178,271	33,448
	Marcus & Millichap Inc.	948,022	29,540
[1]	eXp World Holdings Inc.	2,256,805	24,328

Real Estate Index Fund
	Shares	Market Value• ($000)
* Anywhere Real Estate Inc.	3,530,690	16,312
		4,759,687
Total Real Estate Management & Development (Cost $4,115,924)		5,026,452
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6,7] Vanguard Market Liquidity Fund, 4.367% (Cost $413,992)	4,140,612	414,020
Total Investments (100.2%) (Cost $61,357,213)		63,847,247
Other Assets and Liabilities—Net (-0.2%)		(151,157)
Net Assets (100%)		63,696,090
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $150,784.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $183,155 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BXP Inc.	8/31/26	BANA	5,060	(4.338)	—	(98)
CoStar Group Inc.	8/31/26	BANA	6,030	(4.338)	1,087	—
CubeSmart	1/30/26	GSI	5,775	(4.338)	—	(338)
eXp World Holdings Inc.	1/30/26	GSI	5,704	(4.338)	398	—
Lamar Advertising Co. Class A	1/30/26	GSI	4,324	(4.338)	—	(53)
Medical Properties Trust Inc.	1/30/26	GSI	15,507	(4.338)	162	—
Opendoor Technologies Inc.	1/30/26	GSI	4,834	(4.338)	3,710	—
VICI Properties Inc. Class A	8/29/25	BANA	110,840	(5.088)	1,000	—
VICI Properties Inc. Class A	8/31/26	BANA	2,797	(4.982)	—	(29)
Welltower Inc.	8/29/25	BANA	76,865	(4.488)	5,383	—
					11,740	(518)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $13,880 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $52,887,049)	54,237,272
Affiliated Issuers (Cost $413,992)	414,020
Vanguard Real Estate II Index Fund (Cost $8,056,172)	9,195,955
Total Investments in Securities	63,847,247
Investment in Vanguard	1,365
Receivables for Investment Securities Sold	4,524
Receivables for Accrued Income	12,409
Receivables for Capital Shares Issued	20,104
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,740
Total Assets	63,897,389
Liabilities
Due to Custodian	1,456
Payables for Investment Securities Purchased	501
Collateral for Securities on Loan	183,155
Payables for Capital Shares Redeemed	12,476
Payables to Vanguard	3,193
Unrealized Depreciation—Over-the-Counter Swap Contracts	518
Total Liabilities	201,299
Net Assets	63,696,090
1 Includes $150,784 of securities on loan.
At July 31, 2025, net assets consisted of:

Paid-in Capital	66,085,173
Total Distributable Earnings (Loss)	(2,389,083)
Net Assets	63,696,090

Investor Shares—Net Assets
Applicable to 2,474,271 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	73,301
Net Asset Value Per Share—Investor Shares	$29.63

ETF Shares—Net Assets
Applicable to 375,373,697 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,460,133
Net Asset Value Per Share—ETF Shares	$89.14

Admiral™ Shares—Net Assets
Applicable to 159,522,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,152,826
Net Asset Value Per Share—Admiral Shares	$126.33

Institutional Shares—Net Assets
Applicable to 511,934,964 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,009,830
Net Asset Value Per Share—Institutional Shares	$19.55
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	831,456
Dividends—Vanguard Real Estate II Index Fund	178,728
Interest—Unaffiliated Issuers	101
Interest—Affiliated Issuers	3,814
Securities Lending—Net	638
Total Income	1,014,737
Expenses
The Vanguard Group—Note B
Investment Advisory Services	632
Management and Administrative—Investor Shares	93
Management and Administrative—ETF Shares	17,375
Management and Administrative—Admiral Shares	10,731
Management and Administrative—Institutional Shares	4,269
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	644
Marketing and Distribution—Admiral Shares	465
Marketing and Distribution—Institutional Shares	149
Custodian Fees	25
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	979
Shareholders’ Reports and Proxy Fees—Admiral Shares	156
Shareholders’ Reports and Proxy Fees—Institutional Shares	213
Trustees’ Fees and Expenses	18
Other Expenses	29
Total Expenses	35,780
Net Investment Income	978,957
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	105,030
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	271,094
Investment Securities Sold—Affiliated Issuers	5
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	17,128
Realized Net Gain (Loss)	393,257
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,036,835)
Investment Securities—Affiliated Issuers	—
Investment Securities—Vanguard Real Estate II Index Fund	(142,637)
Swap Contracts	6,517
Change in Unrealized Appreciation (Depreciation)	(1,172,955)
Net Increase (Decrease) in Net Assets Resulting from Operations	199,259
1	Includes $1,010,084 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	978,957	1,819,064
Realized Net Gain (Loss)	393,257	931,611
Change in Unrealized Appreciation (Depreciation)	(1,172,955)	4,771,314
Net Increase (Decrease) in Net Assets Resulting from Operations	199,259	7,521,989
Distributions
Net Investment Income and/or Realized Capital Gains
Investor Shares	(1,455)	(2,305)
ETF Shares	(684,383)	(1,010,254)
Admiral Shares	(405,013)	(601,430)
Institutional Shares	(201,614)	(303,772)
Return of Capital
Investor Shares	—	(723)
ETF Shares	—	(317,245)
Admiral Shares	—	(188,864)
Institutional Shares	—	(95,392)
Total Distributions	(1,292,465)	(2,519,985)
Capital Share Transactions
Investor Shares	(4,909)	(13,347)
ETF Shares	(1,069,919)	217,195
Admiral Shares	(27,843)	(947,161)
Institutional Shares	46,179	(621,858)
Net Increase (Decrease) from Capital Share Transactions	(1,056,492)	(1,365,171)
Total Increase (Decrease)	(2,149,698)	3,636,833
Net Assets
Beginning of Period	65,845,788	62,208,955
End of Period	63,696,090	65,845,788
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.11	$27.89	$30.26	$35.37	$28.23	$31.21
Investment Operations
Net Investment Income[1]	.431	.774	.787	.684	.602	.586
Net Realized and Unrealized Gain (Loss) on Investments	(.335)	2.544	(2.036)	(4.766)	7.475	(2.498)
Total from Investment Operations	.096	3.318	(1.249)	(4.082)	8.077	(1.912)
Distributions
Dividends from Net Investment Income	(.576)	(.836)	(.833)	(.686)	(.620)	(.624)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.262)	(.288)	(.342)	(.317)	(.444)
Total Distributions	(.576)	(1.098)	(1.121)	(1.028)	(.937)	(1.068)
Net Asset Value, End of Period	$29.63	$30.11	$27.89	$30.26	$35.37	$28.23
Total Return[2]	0.33%	12.07%	-3.91%	-11.39%	28.73%	-5.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73	$79	$86	$127	$196	$188
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%[3]	0.26%	0.26%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	2.88%	2.62%	2.87%	2.18%	1.77%	2.18%
Portfolio Turnover Rate[5]	4%	7%	9%	7%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$90.61	$83.94	$91.06	$106.44	$84.96	$93.93
Investment Operations
Net Investment Income[1]	1.362	2.473	2.527	2.240	1.960	1.889
Net Realized and Unrealized Gain (Loss) on Investments	(1.032)	7.631	(6.154)	(14.394)	22.486	(7.525)
Total from Investment Operations	.330	10.104	(3.627)	(12.154)	24.446	(5.636)
Distributions
Dividends from Net Investment Income	(1.800)	(2.613)	(2.595)	(2.152)	(1.943)	(1.947)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.821)	(.898)	(1.074)	(1.023)	(1.387)
Total Distributions	(1.800)	(3.434)	(3.493)	(3.226)	(2.966)	(3.334)
Net Asset Value, End of Period	$89.14	$90.61	$83.94	$91.06	$106.44	$84.96
Total Return	0.38%	12.22%	-3.81%	-11.25%	28.88%	-5.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,460	$35,127	$32,359	$36,825	$46,673	$32,064
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[2]	0.12%	0.12%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.03%	2.78%	3.07%	2.38%	1.90%	2.33%
Portfolio Turnover Rate[4]	4%	7%	9%	7%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$128.41	$118.96	$129.05	$150.85	$120.40	$133.12
Investment Operations
Net Investment Income[1]	1.927	3.495	3.613	3.201	2.761	2.677
Net Realized and Unrealized Gain (Loss) on Investments	(1.456)	10.820	(8.752)	(20.428)	31.890	(10.672)
Total from Investment Operations	.471	14.315	(5.139)	(17.227)	34.651	(7.995)
Distributions
Dividends from Net Investment Income	(2.551)	(3.702)	(3.678)	(3.050)	(2.770)	(2.759)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(1.163)	(1.273)	(1.523)	(1.431)	(1.966)
Total Distributions	(2.551)	(4.865)	(4.951)	(4.573)	(4.201)	(4.725)
Net Asset Value, End of Period	$126.33	$128.41	$118.96	$129.05	$150.85	$120.40
Total Return[2]	0.38%	12.22%	-3.75%	-11.26%	28.91%	-5.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,153	$20,511	$19,879	$22,110	$25,764	$19,702
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[3]	0.12%	0.12%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.02%	2.77%	3.10%	2.41%	1.90%	2.33%
Portfolio Turnover Rate[5]	4%	7%	9%	7%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.88	$18.41	$19.97	$23.35	$18.64	$20.60
Investment Operations
Net Investment Income[1]	.300	.542	.565	.500	.432	.421
Net Realized and Unrealized Gain (Loss) on Investments	(.233)	1.685	(1.355)	(3.168)	4.933	(1.646)
Total from Investment Operations	.067	2.227	(.790)	(2.668)	5.365	(1.225)
Distributions
Dividends from Net Investment Income	(.397)	(.576)	(.572)	(.475)	(.432)	(.429)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.181)	(.198)	(.237)	(.223)	(.306)
Total Distributions	(.397)	(.757)	(.770)	(.712)	(.655)	(.735)
Net Asset Value, End of Period	$19.55	$19.88	$18.41	$19.97	$23.35	$18.64
Total Return	0.35%	12.28%	-3.73%	-11.27%	28.91%	-5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,010	$10,128	$9,885	$10,610	$12,089	$9,478
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[2]	0.10%	0.10%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.05%	2.78%	3.13%	2.43%	1.92%	2.37%
Portfolio Turnover Rate[4]	4%	7%	9%	7%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund (“the Subsidiary”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. Expenses of the Subsidiary are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights. For additional financial information about the Subsidiary, refer to the accompanying financial statements.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the

Real Estate Index Fund
securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,365,000, representing less than 0.01% of the fund’s net assets and 0.55% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Real Estate Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	63,433,038	—	189	63,433,227
Temporary Cash Investments	414,020	—	—	414,020
Total	63,847,058	—	189	63,847,247

Derivative Financial Instruments
Assets
Swap Contracts	—	11,740	—	11,740
Liabilities
Swap Contracts	—	(518)	—	(518)
D.  As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	61,734,768
Gross Unrealized Appreciation	9,252,647
Gross Unrealized Depreciation	(7,128,946)
Net Unrealized Appreciation (Depreciation)	2,123,701
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $4,736,972,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended July 31, 2025, the fund purchased $2,260,146,000 of investment securities and sold $2,270,236,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,464,170,000 and $3,584,818,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2025, such purchases were $84,879,000 and sales were $2,770,000, resulting in net realized loss of $51,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,662	123	7,055	239
Issued in Lieu of Cash Distributions	1,455	49	3,028	104
Redeemed	(10,026)	(336)	(23,430)	(805)
Net Increase (Decrease)—Investor Shares	(4,909)	(164)	(13,347)	(462)
ETF Shares
Issued	2,518,451	27,891	6,074,790	68,377
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,588,370)	(40,200)	(5,857,595)	(66,200)
Net Increase (Decrease)—ETF Shares	(1,069,919)	(12,309)	217,195	2,177
Admiral Shares
Issued	1,213,504	9,559	2,272,459	18,159
Issued in Lieu of Cash Distributions	357,725	2,836	699,132	5,607
Redeemed	(1,599,072)	(12,599)	(3,918,752)	(31,144)
Net Increase (Decrease)—Admiral Shares	(27,843)	(204)	(947,161)	(7,378)

Real Estate Index Fund
	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	796,141	40,410	1,697,501	88,687
Issued in Lieu of Cash Distributions	195,298	10,003	383,313	19,892
Redeemed	(945,260)	(48,073)	(2,702,672)	(135,862)
Net Increase (Decrease)—Institutional Shares	46,179	2,340	(621,858)	(27,283)
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	403,298	NA2	NA2	5	—	3,814	—	414,020
Vanguard Real Estate II Index Fund	9,159,864	178,728	—	—	(142,637)	178,728	—	9,195,955
Total	9,563,162	178,728	—	5	(142,637)	182,542	—	9,609,975
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (90.3%)
Data Center REITs (9.3%)
	Equinix Inc.	633,029	497,036
	Digital Realty Trust Inc.	2,179,285	384,513
			881,549
Diversified REITs (2.0%)
	WP Carey Inc.	1,417,435	90,943
	Essential Properties Realty Trust Inc.	1,267,845	38,657
	Broadstone Net Lease Inc.	1,224,639	19,888
	Global Net Lease Inc.	1,252,383	8,754
	Alexander & Baldwin Inc.	469,132	8,435
	American Assets Trust Inc.	318,094	6,053
	Gladstone Commercial Corp.	296,834	3,903
	Armada Hoffler Properties Inc.	522,387	3,568
	CTO Realty Growth Inc.	202,590	3,345
	One Liberty Properties Inc.	111,637	2,498
	NexPoint Diversified Real Estate Trust	229,324	1,007
			187,051
Health Care REITs (13.8%)
	Welltower Inc.	4,196,381	692,697
	Ventas Inc.	2,832,726	190,303
	Alexandria Real Estate Equities Inc.	1,008,135	77,052
	Healthpeak Properties Inc.	4,519,678	76,563
	Omega Healthcare Investors Inc.	1,823,251	70,924
	American Healthcare REIT Inc.	1,027,192	39,691
	CareTrust REIT Inc.	1,214,048	38,607
	Healthcare Realty Trust Inc. Class A	2,158,322	33,152
	Sabra Health Care REIT Inc.	1,538,687	27,742
	National Health Investors Inc.	302,039	21,100
[1]	Medical Properties Trust Inc.	3,298,509	13,590
	LTC Properties Inc.	296,742	10,101
[1]	Sila Realty Trust Inc.	358,138	8,753
	Diversified Healthcare Trust	1,090,016	3,564
	Universal Health Realty Income Trust	84,670	3,284
	Community Healthcare Trust Inc.	184,840	2,841
	Global Medical REIT Inc.	418,351	2,795
			1,312,759
Hotel & Resort REITs (2.0%)
	Host Hotels & Resorts Inc.	4,484,573	70,497
	Ryman Hospitality Properties Inc.	368,689	35,048
	Apple Hospitality REIT Inc.	1,466,232	17,228
	Sunstone Hotel Investors Inc.	1,236,734	10,821
	DiamondRock Hospitality Co.	1,350,694	10,427
	Park Hotels & Resorts Inc.	903,098	9,627
	Xenia Hotels & Resorts Inc.	655,988	8,338
	Pebblebrook Hotel Trust	766,062	7,684
	RLJ Lodging Trust	977,273	7,232
	Summit Hotel Properties Inc.	728,838	3,805
	Service Properties Trust	1,023,869	2,693
	Chatham Lodging Trust	303,144	2,067
			185,467
Industrial REITs (10.0%)
	Prologis Inc.	5,998,903	640,563
	Rexford Industrial Realty Inc.	1,527,595	55,803
	EastGroup Properties Inc.	338,163	55,202
	First Industrial Realty Trust Inc.	856,295	41,719
	STAG Industrial Inc.	1,208,428	41,485
	Terreno Realty Corp.	666,256	36,970
	Americold Realty Trust Inc.	1,749,154	28,126
	Lineage Inc.	442,875	19,110

Real Estate II Index Fund
		Shares	Market Value• ($000)
	LXP Industrial Trust	1,920,869	14,906
	Innovative Industrial Properties Inc.	183,134	9,468
	Plymouth Industrial REIT Inc.	268,853	3,904
			947,256
Multi-Family Residential REITs (7.6%)
	AvalonBay Communities Inc.	921,516	171,660
	Equity Residential	2,211,890	139,791
	Essex Property Trust Inc.	416,378	108,333
	Mid-America Apartment Communities Inc.	614,704	87,552
	UDR Inc.	2,035,881	79,990
	Camden Property Trust	690,858	75,442
	Independence Realty Trust Inc.	1,495,108	25,073
	Elme Communities	568,407	8,572
	Veris Residential Inc.	541,156	7,619
	Apartment Investment & Management Co. Class A	870,933	7,325
	Centerspace	107,984	5,878
	NexPoint Residential Trust Inc.	149,420	4,659
	BRT Apartments Corp.	73,017	1,062
			722,956
Office REITs (3.1%)
	BXP Inc.	972,922	63,658
	Vornado Realty Trust	1,055,363	40,547
	Cousins Properties Inc.	1,086,132	29,434
	Kilroy Realty Corp.	726,299	26,771
	SL Green Realty Corp.	459,083	26,283
	Highwoods Properties Inc.	697,341	20,230
	COPT Defense Properties	730,041	19,916
	Douglas Emmett Inc.	1,082,513	16,411
	JBG SMITH Properties	531,213	11,251
*	Paramount Group Inc.	1,205,439	7,377
	Empire State Realty Trust Inc. Class A	914,492	6,621
	Piedmont Realty Trust Inc.	806,943	6,101
	Easterly Government Properties Inc. Class A	267,133	5,877
*	Hudson Pacific Properties Inc.	2,194,890	5,378
	Brandywine Realty Trust	1,136,369	4,545
	Peakstone Realty Trust	239,914	3,263
*	NET Lease Office Properties	90,882	3,016
			296,679
Other Specialized REITs (6.9%)
	VICI Properties Inc. Class A	6,839,033	222,953
	Iron Mountain Inc.	1,900,995	185,081
	Gaming & Leisure Properties Inc.	1,778,301	81,055
	Lamar Advertising Co. Class A	569,994	69,682
	EPR Properties	491,933	27,076
	Millrose Properties Inc.	798,078	23,934
	Four Corners Property Trust Inc.	646,523	16,318
	Outfront Media Inc.	920,978	16,145
*	Uniti Group Inc.	1,578,830	8,399
	Safehold Inc.	300,529	4,204
	Farmland Partners Inc.	282,032	2,953
	Gladstone Land Corp.	224,926	2,069
			659,869
Retail REITs (13.1%)
	Simon Property Group Inc.	2,111,329	345,815
	Realty Income Corp.	5,771,182	323,936
	Kimco Realty Corp.	4,396,541	93,339
	Regency Centers Corp.	1,116,566	79,723
	Brixmor Property Group Inc.	1,979,924	51,735
	NNN REIT Inc.	1,216,446	50,190
	Agree Realty Corp.	694,788	49,816
	Federal Realty Investment Trust	527,666	48,630
	Kite Realty Group Trust	1,421,646	31,248
	Phillips Edison & Co. Inc.	811,027	27,405
	Macerich Co.	1,632,650	27,282
	Tanger Inc.	732,227	21,981
	Urban Edge Properties	812,478	16,022
	Acadia Realty Trust	775,691	14,521
	InvenTrust Properties Corp.	500,452	13,797

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Curbline Properties Corp.	612,989	13,547
	NETSTREIT Corp.	527,843	9,623
	Getty Realty Corp.	337,722	9,385
	Alexander's Inc.	14,957	3,757
	Whitestone REIT	279,136	3,403
	SITE Centers Corp.	304,576	3,280
	Saul Centers Inc.	85,257	2,747
	CBL & Associates Properties Inc.	100,069	2,708
*,2	Spirit MTA REIT	257,871	23
			1,243,913
Self-Storage REITs (5.6%)
	Public Storage	1,021,735	277,850
	Extra Space Storage Inc.	1,373,506	184,544
	CubeSmart	1,480,973	57,625
	National Storage Affiliates Trust	469,921	13,844
			533,863
Single-Family Residential REITs (3.8%)
	Invitation Homes Inc.	3,768,509	115,505
	Sun Communities Inc.	750,554	93,091
	American Homes 4 Rent Class A	2,151,851	74,648
	Equity LifeStyle Properties Inc.	1,174,899	70,400
	UMH Properties Inc.	506,016	8,238
			361,882
Telecom Tower REITs (11.4%)
	American Tower Corp.	3,029,316	631,279
	Crown Castle Inc.	2,817,715	296,114
	SBA Communications Corp.	699,174	157,118
			1,084,511
Timber REITs (1.7%)
	Weyerhaeuser Co.	4,697,700	117,677
	Rayonier Inc.	958,436	22,341
	PotlatchDeltic Corp.	483,626	19,776
			159,794
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,410,528)			8,577,549
Real Estate Management & Development (9.3%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	244,798	12,362
*	Tejon Ranch Co.	130,198	2,338
	RMR Group Inc. Class A	103,334	1,660
			16,360
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	211,377	14,528
*	Forestar Group Inc.	130,958	3,248
			17,776
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	112,791	6,393
	Kennedy-Wilson Holdings Inc.	716,958	5,248
*	Seritage Growth Properties Class A	219,464	700
			12,341
Real Estate Services (8.8%)
*	CBRE Group Inc. Class A	1,940,566	302,224
*	CoStar Group Inc.	2,729,401	259,812
*	Zillow Group Inc. Class C	1,051,959	83,683
*	Jones Lang LaSalle Inc.	307,542	83,147
*	Zillow Group Inc. Class A	360,374	27,659
*	Compass Inc. Class A	2,961,723	23,516
*	Cushman & Wakefield plc	1,494,638	18,220
	Newmark Group Inc. Class A	927,060	14,063
*,1	Opendoor Technologies Inc.	3,980,699	7,324
	eXp World Holdings Inc.	490,152	5,284
	Marcus & Millichap Inc.	164,817	5,136
*	Anywhere Real Estate Inc.	614,749	2,840
			832,908
Total Real Estate Management & Development (Cost $675,848)			879,385

Real Estate II Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 4.367% (Cost $54,731)	547,387	54,733
Total Investments (100.2%) (Cost $8,141,107)		9,511,667
Other Assets and Liabilities—Net (-0.2%)		(18,816)
Net Assets (100%)		9,492,851
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,943.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $20,368 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Mid-America Apartment Communities Inc.	8/29/25	BANA	12,137	(4.338)	—	(377)
Mid-America Apartment Communities Inc.	8/29/25	BANA	8,881	(4.338)	—	(276)
Park Hotels & Resorts Inc.	1/30/26	GSI	4,384	(4.338)	—	(128)
Sun Communities Inc.	8/29/25	BANA	9,487	(4.338)	—	(141)
					—	(922)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,086,376)	9,456,934
Affiliated Issuers (Cost $54,731)	54,733
Total Investments in Securities	9,511,667
Investment in Vanguard	239
Cash	383
Receivables for Accrued Income	2,601
Receivables for Capital Shares Issued	42
Total Assets	9,514,932
Liabilities
Payables for Investment Securities Purchased	452
Collateral for Securities on Loan	20,368
Payables to Vanguard	339
Unrealized Depreciation—Over-the-Counter Swap Contracts	922
Total Liabilities	22,081
Net Assets	9,492,851
1 Includes $15,943 of securities on loan.
At July 31, 2025, net assets consisted of:

Paid-in Capital	8,328,344
Total Distributable Earnings (Loss)	1,164,507
Net Assets	9,492,851

Net Assets
Applicable to 442,766,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,492,851
Net Asset Value Per Share	$21.44
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends	141,694
Interest[1]	376
Securities Lending—Net	82
Total Income	142,152
Expenses
The Vanguard Group—Note B
Investment Advisory Services	79
Management and Administrative	3,539
Marketing and Distribution	67
Custodian Fees	36
Shareholders’ Reports and Proxy Fees	10
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	3,742
Net Investment Income	138,410
Realized Net Gain (Loss)
Capital Gain Distributions Received	17,754
Investment Securities Sold[1]	(48,916)
Swap Contracts	(3,512)
Realized Net Gain (Loss)	(34,674)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(63,911)
Swap Contracts	(1,313)
Change in Unrealized Appreciation (Depreciation)	(65,224)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,512
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $356, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	138,410	255,127
Realized Net Gain (Loss)	(34,674)	(27,643)
Change in Unrealized Appreciation (Depreciation)	(65,224)	810,997
Net Increase (Decrease) in Net Assets Resulting from Operations	38,512	1,038,481
Distributions
Net Investment Income and/or Realized Capital Gains	(184,400)	(262,200)
Return of Capital	—	(83,536)
Total Distributions	(184,400)	(345,736)
Capital Share Transactions
Issued	12,227	46,455
Issued in Lieu of Cash Distributions	184,400	345,736
Redeemed	(3,136)	(65,552)
Net Increase (Decrease) from Capital Share Transactions	193,491	326,639
Total Increase (Decrease)	47,603	1,019,384
Net Assets
Beginning of Period	9,445,248	8,425,864
End of Period	9,492,851	9,445,248
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.78	$20.16	$21.86	$25.69	$20.50	$22.64
Investment Operations
Net Investment Income[1]	.316	.599	.620	.558	.484	.471
Net Realized and Unrealized Gain (Loss) on Investments	(.233)	1.836	(1.476)	(3.493)	5.427	(1.808)
Total from Investment Operations	.083	2.435	(.856)	(2.935)	5.911	(1.337)
Distributions
Dividends from Net Investment Income	(.423)	(.618)	(.625)	(.528)	(.477)	(.465)
Distributions from Realized Capital Gains	—	—	—	(.238)	(.034)	—
Return of Capital	—	(.197)	(.219)	(.129)	(.210)	(.338)
Total Distributions	(.423)	(.815)	(.844)	(.895)	(.721)	(.803)
Net Asset Value, End of Period	$21.44	$21.78	$20.16	$21.86	$25.69	$20.50
Total Return	0.39%	12.26%	-3.68%	-11.23%	28.96%	-5.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,493	$9,445	$8,426	$8,690	$9,542	$7,400
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.80%	3.14%	2.47%	1.95%	2.41%
Portfolio Turnover Rate	2%	4%	6%	5%[3]	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2025, the Real Estate Index Fund was the record and beneficial owner of 96.9% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Real Estate II Index Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $239,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,456,911	—	23	9,456,934
Temporary Cash Investments	54,733	—	—	54,733
Total	9,511,644	—	23	9,511,667

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(922)	—	(922)

Real Estate II Index Fund
D.  As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,185,470
Gross Unrealized Appreciation	2,275,420
Gross Unrealized Depreciation	(950,145)
Net Unrealized Appreciation (Depreciation)	1,325,275
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $98,660,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended July 31, 2025, the fund purchased $334,841,000 of investment securities and sold $171,674,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2025, such purchases were $14,135,000 and sales were $547,000, resulting in net realized loss of $6,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	Shares (000)	Shares (000)
Issued	570	2,234
Issued in Lieu of Cash Distributions	8,618	16,360
Redeemed	(145)	(2,889)
Net Increase (Decrease) in Shares Outstanding	9,043	15,705
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1232 092025

Financial Statements
For the six-months ended July 31, 2025
Vanguard GNMA Fund

Contents
Financial Statements	1

GNMA Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (95.2%)
Conventional Mortgage-Backed Securities (88.6%)
[1,2]	Fannie Mae Pool	2.120%	5/1/31	16,649	14,746
[1,2]	Fannie Mae Pool	2.250%	4/1/33	21,701	18,559
[1,2]	Fannie Mae Pool	2.320%	4/1/36	2,085	1,627
[1,2]	Fannie Mae Pool	2.690%	3/1/37	6,150	5,121
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,488	1,375
[1,2]	Fannie Mae Pool	2.960%	6/1/31	1,744	1,619
[1,2]	Fannie Mae Pool	3.000%	6/1/43	22,617	20,230
[1,2]	Fannie Mae Pool	3.010%	8/1/34	1,635	1,436
[1,2]	Fannie Mae Pool	3.050%	7/1/31	1,524	1,415
[1,2]	Fannie Mae Pool	3.240%	3/1/28	4,499	4,383
[1,2]	Fannie Mae Pool	3.260%	12/1/37	3,338	2,865
[1,2]	Fannie Mae Pool	3.410%	5/1/32	3,278	3,043
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,006	955
[1,2]	Fannie Mae Pool	3.460%	9/1/29	4,716	4,574
[1,2]	Fannie Mae Pool	4.040%	6/1/37	1,498	1,401
[1,2]	Fannie Mae Pool	4.260%	3/1/29	17,424	17,439
[1,2]	Fannie Mae Pool	4.400%	7/1/30	22,432	22,478
[1,2]	Fannie Mae Pool	4.625%	6/1/28	13,490	13,582
[1,2]	Fannie Mae Pool	4.750%	4/1/35	9,159	9,129
[1,2]	Fannie Mae Pool	4.820%	4/1/29	29,448	29,914
[1,2]	Fannie Mae Pool	4.950%	5/1/35	6,620	6,699
[1,2]	Fannie Mae Pool	4.980%	5/1/34	10,179	10,366
[1,2]	Fannie Mae Pool	5.170%	2/1/29	3,669	3,769
[1,2]	Fannie Mae Pool	5.200%	3/1/29	17,415	17,910
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	5,517	4,870
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	1,019	927
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	1,178	1,124
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–11/1/45	12,850	12,626
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	4,473	4,500
[1]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	31,325	27,586
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	240,267	215,346
[1]	Ginnie Mae I Pool	3.250%	8/15/42	5,498	5,009
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	205,428	190,053
[1]	Ginnie Mae I Pool	3.750%	7/15/42	690	644
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	9,183	8,667
[1]	Ginnie Mae I Pool	4.000%	8/15/25–7/15/46	270,903	259,603
[1,3]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	141,225	138,716
[1]	Ginnie Mae I Pool	5.000%	11/15/32–7/15/52	123,010	123,432
[1]	Ginnie Mae I Pool	5.500%	5/15/28–9/15/45	91,389	92,745
[1]	Ginnie Mae I Pool	6.000%	12/15/27–3/15/40	32,943	33,716
[1]	Ginnie Mae I Pool	6.500%	1/15/26–7/15/40	32,239	33,464
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	3,243	3,301
[1]	Ginnie Mae I Pool	7.250%	1/15/27	2	2
[1]	Ginnie Mae I Pool	7.500%	10/15/31	1,585	1,629
[1]	Ginnie Mae I Pool	8.000%	8/15/31	667	683
[1]	Ginnie Mae II Pool	1.500%	4/20/44–4/20/52	97,834	75,188
[1,4]	Ginnie Mae II Pool	2.000%	10/20/43–8/15/55	1,704,895	1,378,432
[1,4]	Ginnie Mae II Pool	2.500%	6/20/37–8/15/55	1,609,300	1,357,354
[1,4]	Ginnie Mae II Pool	3.000%	4/20/31–8/15/55	1,280,787	1,129,261
[1,5]	Ginnie Mae II Pool	3.500%	10/20/40–11/20/51	1,261,184	1,151,260
[1,4]	Ginnie Mae II Pool	4.000%	4/20/39–8/15/55	320,092	305,514
[1]	Ginnie Mae II Pool	4.500%	12/20/32–11/20/52	567,581	548,268
[1,4]	Ginnie Mae II Pool	5.000%	10/20/32–8/15/55	396,638	390,587
[1,4]	Ginnie Mae II Pool	5.500%	1/20/34–8/15/55	888,677	888,119
[1,4]	Ginnie Mae II Pool	6.000%	4/20/28–8/15/55	813,250	825,436
[1,4]	Ginnie Mae II Pool	6.500%	4/20/37–8/15/55	156,348	160,470
[1,2]	UMBS Pool	2.000%	11/1/46–4/1/52	2,796	2,203
[1,2]	UMBS Pool	2.500%	7/1/27–9/1/46	3,986	3,531
[1,2,4]	UMBS Pool	3.000%	12/1/25–8/25/55	3,878	3,941
[1,2,4]	UMBS Pool	3.500%	9/1/46–8/25/55	60,166	55,451
1

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	1,323	1,247
[1,2]	UMBS Pool	4.500%	12/1/40–3/1/44	557	547
[1,2]	UMBS Pool	5.000%	9/1/35	2,294	2,306
[1,2]	UMBS Pool	5.500%	2/1/53–2/1/54	13,263	13,227
[1,2,4]	UMBS Pool	6.000%	12/1/52–8/25/55	169,480	172,214
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	521	553
					9,838,387
Nonconventional Mortgage-Backed Securities (6.6%)
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.844%	8/1/43	343	353
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.580%	7.170%	9/1/44	1,673	1,721
[1,2]	Fannie Mae REMICS	1.500%	1/25/51	4,881	2,729
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	2,102	1,962
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	2,072	1,964
[1,2]	Fannie Mae REMICS	3.000%	4/25/40–7/25/49	24,823	22,035
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–4/25/59	53,930	45,347
[1,2]	Fannie Mae REMICS	5.500%	6/25/51–3/25/55	65,110	64,848
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	744	760
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.515%	7.264%	10/1/44	404	413
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	7.087%	10/1/44	1,773	1,821
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.616%	7.305%	9/1/44	1,166	1,197
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.803%	10/1/44	1,603	1,648
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.984%	9/1/43	1,038	1,070
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	7.370%	7/1/44	406	416
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.554%	4/1/44	1,204	1,239
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.954%	8/1/43	1,378	1,420
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	3,714	3,426
[1,2]	Freddie Mac REMICS	2.500%	3/25/52	4,292	2,924
[1,2]	Freddie Mac REMICS	3.500%	8/15/45–1/25/46	13,757	12,342
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	3,364	2,701
[1,2]	Freddie Mac REMICS	5.000%	3/25/55	3,156	2,845
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	1,967	2,010
[1]	Ginnie Mae REMICS	1.000%	8/20/50–6/20/51	21,426	16,162
[1]	Ginnie Mae REMICS	1.500%	11/20/49–4/16/50	16,264	13,173
[1]	Ginnie Mae REMICS	1.650%	11/20/45	22,783	21,099
[1]	Ginnie Mae REMICS	2.000%	7/20/42	12,075	10,923
[1]	Ginnie Mae REMICS	2.250%	3/16/45–2/20/52	9,143	8,194
[1]	Ginnie Mae REMICS	2.375%	4/20/44	3,223	2,983
[1]	Ginnie Mae REMICS	2.500%	12/16/39–2/20/52	160,511	139,202
[1]	Ginnie Mae REMICS	2.650%	11/17/48	1,810	1,729
[1]	Ginnie Mae REMICS	3.000%	6/20/39–5/20/52	201,360	173,152
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	10,903	8,898
[1]	Ginnie Mae REMICS	3.500%	9/20/44–2/20/49	44,832	39,336
[1]	Ginnie Mae REMICS	3.695%	10/20/48	8,361	7,503
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,449	2,227
[1,3]	Ginnie Mae REMICS	4.000%	1/20/45–2/20/54	68,540	63,395
[1]	Ginnie Mae REMICS	4.500%	6/20/39–4/16/41	17,317	16,976
[1]	Ginnie Mae REMICS	5.000%	6/16/37–12/20/54	42,829	38,783
[1,6]	Ginnie Mae REMICS, TSFR1M + 0.314%	4.665%	2/20/37	938	925
					741,851
Total U.S. Government and Agency Obligations (Cost $11,589,278)					10,580,238
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	8,671	6,367
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	9,119	6,611
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	12,560	9,176
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	43,473	38,515
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	11,708	8,617
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	47,170	38,295
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $139,481)					107,581
2

GNMA Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (5.7%)
Money Market Fund (0.2%)
[7]	Vanguard Market Liquidity Fund	4.367%		260,637	26,061
			Maturity Date	Face Amount ($000)
Repurchase Agreements (5.5%)
	Bank of America Securities, LLC (Dated 7/31/25, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 3.375%–4.500%, 1/15/26–5/15/44, with a value of $51,000)	4.360%	8/1/25	50,000	50,000
	Bank of America Securities, LLC (Dated 7/31/25, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 8/12/25–5/15/54, with a value of $51,000)	4.370%	8/1/25	50,000	50,000
	Bank of America Securities, LLC (Dated 7/31/25, Repurchase Value $5,001, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 6/1/43–9/1/54, with a value of $5,100)	4.370%	8/1/25	5,000	5,000
	Bank of America Securities, LLC (Dated 7/31/25, Repurchase Value $50,006, collateralized by U.S. Government Agency Obligations 6.500%, 8/1/54, with a value of $51,000)	4.380%	8/1/25	50,000	50,000
	Bank of Nova Scotia (Dated 7/31/25, Repurchase Value $35,004, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 10/23/25–5/15/51, with a value of $35,704)	4.350%	8/1/25	35,000	35,000
	Barclays Capital Inc. (Dated 7/31/25, Repurchase Value $42,805, collateralized by U.S. Treasury Obligations 2.875%–4.375%, 4/30/29–5/15/34, with a value of $43,656)	4.360%	8/1/25	42,800	42,800
	Citigroup Global Markets Inc. (Dated 7/31/25, Repurchase Value $52,706, collateralized by U.S. Treasury Obligations 4.250%, 5/15/35, with a value of $53,754)	4.360%	8/1/25	52,700	52,700
	Credit Agricole Securities (Dated 7/31/25, Repurchase Value $47,706, collateralized by U.S. Treasury Obligations 3.375%, 9/15/27, with a value of $48,654)	4.360%	8/1/25	47,700	47,700
	HSBC Bank USA (Dated 7/31/25, Repurchase Value $34,404, collateralized by U.S. Treasury Obligations 0.000%, 11/12/25, with a value of $35,088)	4.360%	8/1/25	34,400	34,400
	HSBC Bank USA (Dated 7/31/25, Repurchase Value $33,304, collateralized by U.S. Government Agency Obligations 2.500%–7.500%, 7/1/39–6/1/55, with a value of $33,966)	4.370%	8/1/25	33,300	33,300
	JP Morgan Securities, LLC (Dated 7/31/25, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 0.000%–3.875%, 8/14/25–2/15/52, with a value of $51,000)	4.360%	8/1/25	50,000	50,000
	Natixis SA (Dated 7/31/25, Repurchase Value $35,604, collateralized by U.S. Treasury Obligations 0.125%–5.000%, 3/31/26–11/15/53, with a value of $36,312)	4.360%	8/1/25	35,600	35,600
	Societe Generale (Dated 7/31/25, Repurchase Value $33,504, collateralized by U.S. Treasury Obligations 4.750%, 2/15/45, with a value of $34,170)	4.360%	8/1/25	33,500	33,500
	TD Securities (USA) LLC (Dated 7/31/25, Repurchase Value $33,604, collateralized by U.S. Government Agency Obligations 5.500%, 11/1/54, with a value of $34,272)	4.380%	8/1/25	33,600	33,600
3

GNMA Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co. (Dated 7/31/25, Repurchase Value $53,607, collateralized by U.S. Government Agency Obligations 1.500%–6.500%, 4/1/37–6/1/55, with a value of $54,672)	4.370%	8/1/25	53,600	53,600
				607,200
Total Temporary Cash Investments (Cost $633,259)				633,261
Total Investments (101.9%) (Cost $12,362,018)				11,321,080
Other Assets and Liabilities—Net (-1.9%)				(215,291)
Net Assets (100%)				11,105,789
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $868 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
5	Securities with a value of $3,592 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	1,322	273,633	(462)
Ultra 10-Year U.S. Treasury Note	September 2025	331	37,429	270
Ultra Long U.S. Treasury Bond	September 2025	88	10,324	325
				133

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(430)	(46,514)	(121)
10-Year U.S. Treasury Note	September 2025	(685)	(76,078)	85
Long U.S. Treasury Bond	September 2025	(547)	(62,461)	(1,552)
				(1,588)
				(1,455)
See accompanying Notes, which are an integral part of the Financial Statements.
4

GNMA Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,335,959)	11,295,019
Affiliated Issuers (Cost $26,059)	26,061
Total Investments in Securities	11,321,080
Investment in Vanguard	283
Cash	69
Receivables for Investment Securities Sold	982,409
Receivables for Accrued Income	33,193
Receivables for Capital Shares Issued	3,234
Other Assets	615
Total Assets	12,340,883
Liabilities
Payables for Investment Securities Purchased	1,218,749
Payables for Capital Shares Redeemed	8,174
Payables for Distributions	7,061
Payables to Investment Advisor	327
Payables to Vanguard	574
Variation Margin Payable—Futures Contracts	209
Total Liabilities	1,235,094
Net Assets	11,105,789
At July 31, 2025, net assets consisted of:

Paid-in Capital	13,854,092
Total Distributable Earnings (Loss)	(2,748,303)
Net Assets	11,105,789

Investor Shares—Net Assets
Applicable to 218,389,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,021,024
Net Asset Value Per Share—Investor Shares	$9.25

Admiral™ Shares—Net Assets
Applicable to 981,647,604 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,084,765
Net Asset Value Per Share—Admiral Shares	$9.25
See accompanying Notes, which are an integral part of the Financial Statements.
5

GNMA Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	229,666
Total Income	229,666
Expenses
Investment Advisory Fees—Note B	684
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,532
Management and Administrative—Admiral Shares	4,093
Marketing and Distribution—Investor Shares	51
Marketing and Distribution—Admiral Shares	216
Custodian Fees	174
Shareholders’ Reports and Proxy Fees—Investor Shares	8
Shareholders’ Reports and Proxy Fees—Admiral Shares	52
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	7,821
Net Investment Income	221,845
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(262,633)
Futures Contracts	1,871
Realized Net Gain (Loss)	(260,762)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	434,127
Futures Contracts	(6,191)
Change in Unrealized Appreciation (Depreciation)	427,936
Net Increase (Decrease) in Net Assets Resulting from Operations	389,019
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $554, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($220,928) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

GNMA Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	221,845	534,563
Realized Net Gain (Loss)	(260,762)	(89,333)
Change in Unrealized Appreciation (Depreciation)	427,936	(119,931)
Net Increase (Decrease) in Net Assets Resulting from Operations	389,019	325,299
Distributions
Investor Shares	(49,494)	(178,710)
Admiral Shares	(172,320)	(355,543)
Total Distributions	(221,814)	(534,253)
Capital Share Transactions
Investor Shares	(2,938,967)	(184,750)
Admiral Shares	(144,307)	(975,116)
Net Increase (Decrease) from Capital Share Transactions	(3,083,274)	(1,159,866)
Total Increase (Decrease)	(2,916,069)	(1,368,820)
Net Assets
Beginning of Period	14,021,858	15,390,678
End of Period	11,105,789	14,021,858
See accompanying Notes, which are an integral part of the Financial Statements.
7

GNMA Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.15	$9.28	$9.44	$10.41	$10.73	$10.58
Investment Operations
Net Investment Income[1]	.172	.329	.304	.230	.085	.178
Net Realized and Unrealized Gain (Loss) on Investments	.099	(.130)	(.160)	(.969)	(.321)	.157
Total from Investment Operations	.271	.199	.144	(.739)	(.236)	.335
Distributions
Dividends from Net Investment Income	(.171)	(.329)	(.304)	(.231)	(.084)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	(.009)
Total Distributions	(.171)	(.329)	(.304)	(.231)	(.084)	(.185)
Net Asset Value, End of Period	$9.25	$9.15	$9.28	$9.44	$10.41	$10.73
Total Return[2]	2.97%	2.19%	1.62%	-7.09%	-2.21%	3.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,021	$4,900	$5,157	$5,270	$6,711	$7,719
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%[3]	0.21%[3]	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	3.77%	3.57%	3.33%	2.40%	0.80%	1.66%
Portfolio Turnover Rate[4]	184%[5]	388%	305%	478%	800%	638%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Includes 111%, 259%, 180%, 206%, 298%, and 182%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
8

GNMA Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.15	$9.28	$9.44	$10.41	$10.73	$10.58
Investment Operations
Net Investment Income[1]	.175	.338	.313	.239	.098	.184
Net Realized and Unrealized Gain (Loss) on Investments	.100	(.130)	(.160)	(.969)	(.323)	.161
Total from Investment Operations	.275	.208	.153	(.730)	(.225)	.345
Distributions
Dividends from Net Investment Income	(.175)	(.338)	(.313)	(.240)	(.095)	(.185)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	(.010)
Total Distributions	(.175)	(.338)	(.313)	(.240)	(.095)	(.195)
Net Asset Value, End of Period	$9.25	$9.15	$9.28	$9.44	$10.41	$10.73
Total Return[2]	3.02%	2.28%	1.73%	-7.00%	-2.11%	3.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,085	$9,122	$10,233	$11,685	$15,587	$19,602
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%[3]	0.11%[3]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.82%	3.67%	3.42%	2.49%	0.92%	1.72%
Portfolio Turnover Rate[4]	184%[5]	388%	305%	478%	800%	638%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Includes 111%, 259%, 180%, 206%, 298%, and 182%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
9

GNMA Fund
Notes to Financial Statements
Vanguard GNMA Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2025, counterparties had deposited in segregated accounts securities with a value of $359,000 and cash of $2,771,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
10

GNMA Fund
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 3% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.01% of the fund’s average net assets.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $283,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
11

GNMA Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	10,580,238	—	10,580,238
Asset-Backed/Commercial Mortgage-Backed Securities	—	107,581	—	107,581
Temporary Cash Investments	26,061	607,200	—	633,261
Total	26,061	11,295,019	—	11,321,080

Derivative Financial Instruments
Assets
Futures Contracts[1]	680	—	—	680
Liabilities
Futures Contracts[1]	(2,135)	—	—	(2,135)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,376,698
Gross Unrealized Appreciation	25,227
Gross Unrealized Depreciation	(1,082,300)
Net Unrealized Appreciation (Depreciation)	(1,057,073)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $1,432,643,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended July 31, 2025, the fund purchased $21,374,604,000 of investment securities and sold $21,903,081,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $2,719,110,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	143,953	15,609	125,524	13,659
Issued in Lieu of Cash Distributions	42,659	4,593	171,386	18,668
Redeemed	(3,125,579)	(337,562)	(481,660)	(52,403)
Net Increase (Decrease)—Investor Shares	(2,938,967)	(317,360)	(184,750)	(20,076)
Admiral Shares
Issued	495,557	53,710	902,929	98,305
Issued in Lieu of Cash Distributions	133,426	14,375	272,470	29,677
Redeemed	(773,290)	(83,704)	(2,150,515)	(233,651)
Net Increase (Decrease)—Admiral Shares	(144,307)	(15,619)	(975,116)	(105,669)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
12

GNMA Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q362 092025
13

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Fixed Income Securities Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	119,093,169,533	1,699,670,283	N/A	N/A
Mark Loughridge	118,154,516,924	2,638,322,892	N/A	N/A
Scott C. Malpass	118,348,846,549	2,443,993,267	N/A	N/A
John Murphy	119,129,238,630	1,663,601,186	N/A	N/A
Lubos Pastor	119,134,416,493	1,658,423,324	N/A	N/A
Rebecca Patterson	119,181,684,057	1,611,155,759	N/A	N/A
André F. Perold	118,608,048,168	2,184,791,648	N/A	N/A
Salim Ramji	118,528,949,415	2,263,890,401	N/A	N/A
Sarah Bloom Raskin	118,006,284,371	2,786,555,445	N/A	N/A
Grant Reid	118,998,156,382	1,794,683,434	N/A	N/A
David Thomas	118,826,027,086	1,966,812,730	N/A	N/A
Barbara Venneman	119,157,700,216	1,635,139,600	N/A	N/A
Peter F. Volanakis	118,122,239,587	2,670,600,229	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – GNMA Fund

The board of trustees of Vanguard GNMA Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers are backed by a team of experienced analysts who help inform their strategic perspective and conduct statistical and cash-flow analysis. The team leverages its deep knowledge of the mortgage industry to analyze the relative value of various GNMA bonds and seeks to construct a portfolio with lower prepayment and extension risk than the benchmark, but with similar interest rate risk. Wellington Management has advised the GNMA Fund since its inception in 1980.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – Real Estate II Index Fund

The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.

Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

Each board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, each board received periodic reports throughout the year, which included information about the respective fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.

Nature, extent, and quality of services

The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017; each took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.

Investment performance

The board of the Real Estate Index Fund considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the short-term and since inception performance of the fund compared with its target index and peer group. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.

Cost

Each board concluded that the respective fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also below the peer-group average.

Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

Each board will consider whether to renew its respective advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 18, 2025

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 18, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.